Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: September 11, 2024

Payment Date	9/16/2024
Collection Period Start	8/1/2024
Collection Period End	8/31/2024
Interest Period Start	8/15/2024
Interest Period End	9/15/2024

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$171,080,318.76	$19,334,241.60	$151,746,077.16	0.325496	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$317,163,318.76	$19,334,241.60	$297,829,077.16

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$320,554,528.75	$301,220,287.15	0.222060
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$320,554,528.75	$301,220,287.15
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$171,080,318.76	0.77000%	30/360	$109,776.54
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$317,163,318.76			$250,850.29

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$320,554,528.75	$301,220,287.15
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$320,554,528.75	$301,220,287.15
Number of Receivables Outstanding	35,397	34,442
Weighted Average Contract Rate	3.87%	3.87%
Weighted Average Remaining Term (months)	27.8	26.9

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,063,656.43
Principal Collections	$19,176,073.06
Liquidation Proceeds	$160,832.68
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$20,400,562.17
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$20,400,562.17

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$267,128.77	$267,128.77	$—	$—	$20,133,433.40
Interest - Class A-1 Notes	$—	$—	$—	$—	$20,133,433.40
Interest - Class A-2 Notes	$—	$—	$—	$—	$20,133,433.40
Interest - Class A-3 Notes	$109,776.54	$109,776.54	$—	$—	$20,023,656.86
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$19,932,318.86
First Allocation of Principal	$—	$—	$—	$—	$19,932,318.86
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$19,917,736.48
Second Allocation of Principal	$—	$—	$—	$—	$19,917,736.48
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$19,901,572.71
Third Allocation of Principal	$2,379,031.61	$2,379,031.61	$—	$—	$17,522,541.10
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,503,551.50
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$3,939,551.50
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,939,551.50
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$548,341.51
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$548,341.51
Remaining Funds to Certificates	$548,341.51	$548,341.51	$—	$—	$—
Total	$20,400,562.17	$20,400,562.17	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$320,554,528.75	$301,220,287.15
Note Balance	$317,163,318.76	$297,829,077.16
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	14	$158,168.54
Liquidation Proceeds of Defaulted Receivables[1]	0.05%	105	$160,832.68
Monthly Net Losses (Liquidation Proceeds)			$(2,664.14)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.20%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.40%
Current Collection Period			(0.01)%
Four-Month Average Net Loss Ratio			0.18%
Cumulative Net Losses for All Periods			$2,335,708.20
Cumulative Net Loss Ratio			0.17%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.39%	102	$1,186,546.40
60-89 Days Delinquent	0.16%	44	$485,565.51
90-119 Days Delinquent	0.05%	13	$152,282.51
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.61%	159	$1,824,394.42

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$80,967.18
Total Repossessed Inventory		9	$144,714.56

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		57	$637,848.02
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.18%
Second Preceding Collection Period			0.25%
Preceding Collection Period			0.22%
Current Collection Period			0.21%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.32	0.11%	24	0.07%